Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Value Fund
Class Name	Class A
Trading Symbol	SINAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$85	0.77%
[1]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of ClearBridge Large Cap Value Fund returned 21.38%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 30.98% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	JPMorgan Chase, a financial services company, performed well on the improved economic outlook and rebounding capital markets, which were supportive of its corporate and investment banking.
↑	American Express, a financial services company that specializes in payment cards, rose with the market’s more positive view of the economy and abating fears of credit losses.
↑
Bank of America, a banking and financial services company, performed well as its acute interest rate headwinds abated with the U.S. Federal Reserve stopping its rate hikes. The company also continued to execute solidly and began to see increased value in its capital markets business due to accelerating deal and initial public offering (IPO) activity.

Top detractors from performance:
↓
Intel, a leading manufacturer of semiconductors, declined as it indicated that its 18A-based CPUs, which will be important for its near-term profitability, would ramp up only in 2026, and gave disappointing company guidance, leading to skepticism of its plan to regain technology leadership.

↓
Charter Communications, which offers pay-TV, broadband and telephone services, saw worse than expected additional broadband subscribers despite strong rural expansion. Limited visibility on how the end of government funding for the Affordable Connectivity Program would affect its over 5 million subscribers and the attrition level for that base also weighed on sentiment.

↓
CVS Health, a health solutions company, was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	21.38	10.46	8.76
Class A (with sales charge)	14.70	9.16	8.11
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
S&P 500 Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,053,701,743
Holdings Count | $ / shares	54	[2]
Advisory Fees Paid, Amount	$ 11,750,788
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,053,701,743
Total Number of Portfolio Holdings*	54
Total Management Fee Paid	$11,750,788
Portfolio Turnover Rate	22%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Fund had performance fee adjustments during the period which decreased the net expense ratio by 0.09%.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Value Fund
Class Name	Class C
Trading Symbol	SINOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$168	1.52%
[3]
Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of ClearBridge Large Cap Value Fund returned 20.49%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 30.98% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	JPMorgan Chase, a financial services company, performed well on the improved economic outlook and rebounding capital markets, which were supportive of its corporate and investment banking.
↑	American Express, a financial services company that specializes in payment cards, rose with the market’s more positive view of the economy and abating fears of credit losses.
↑
Bank of America, a banking and financial services company, performed well as its acute interest rate headwinds abated with the U.S. Federal Reserve stopping its rate hikes. The company also continued to execute solidly and began to see increased value in its capital markets business due to accelerating deal and initial public offering (IPO) activity.

Top detractors from performance:
↓
Intel, a leading manufacturer of semiconductors, declined as it indicated that its 18A-based CPUs, which will be important for its near-term profitability, would ramp up only in 2026, and gave disappointing company guidance, leading to skepticism of its plan to regain technology leadership.

↓
Charter Communications, which offers pay-TV, broadband and telephone services, saw worse than expected additional broadband subscribers despite strong rural expansion. Limited visibility on how the end of government funding for the Affordable Connectivity Program would affect its over 5 million subscribers and the attrition level for that base also weighed on sentiment.

↓
CVS Health, a health solutions company, was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	20.49	9.59	7.93
Class C (with sales charge)	19.49	9.59	7.93
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
S&P 500 Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,053,701,743
Holdings Count | $ / shares	54	[4]
Advisory Fees Paid, Amount	$ 11,750,788
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,053,701,743
Total Number of Portfolio Holdings*	54
Total Management Fee Paid	$11,750,788
Portfolio Turnover Rate	22%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Fund had performance fee adjustments during the period which decreased the net expense ratio by 0.09%.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Value Fund
Class Name	Class R
Trading Symbol	LCBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$136	1.23%
[5]
Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of ClearBridge Large Cap Value Fund returned 20.83%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 30.98% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	JPMorgan Chase, a financial services company, performed well on the improved economic outlook and rebounding capital markets, which were supportive of its corporate and investment banking.
↑	American Express, a financial services company that specializes in payment cards, rose with the market’s more positive view of the economy and abating fears of credit losses.
↑
Bank of America, a banking and financial services company, performed well as its acute interest rate headwinds abated with the U.S. Federal Reserve stopping its rate hikes. The company also continued to execute solidly and began to see increased value in its capital markets business due to accelerating deal and initial public offering (IPO) activity.

Top detractors from performance:
↓
Intel, a leading manufacturer of semiconductors, declined as it indicated that its 18A-based CPUs, which will be important for its near-term profitability, would ramp up only in 2026, and gave disappointing company guidance, leading to skepticism of its plan to regain technology leadership.

↓
Charter Communications, which offers pay-TV, broadband and telephone services, saw worse than expected additional broadband subscribers despite strong rural expansion. Limited visibility on how the end of government funding for the Affordable Connectivity Program would affect its over 5 million subscribers and the attrition level for that base also weighed on sentiment.

↓
CVS Health, a health solutions company, was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	20.83	9.90	8.22
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
S&P 500 Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,053,701,743
Holdings Count | $ / shares	54	[6]
Advisory Fees Paid, Amount	$ 11,750,788
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,053,701,743
Total Number of Portfolio Holdings*	54
Total Management Fee Paid	$11,750,788
Portfolio Turnover Rate	22%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Fund had performance fee adjustments during the period which decreased the net expense ratio by 0.09%.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Value Fund
Class Name	Class I
Trading Symbol	SAIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$57	0.51%
[7]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of ClearBridge Large Cap Value Fund returned 21.70%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 30.98% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	JPMorgan Chase, a financial services company, performed well on the improved economic outlook and rebounding capital markets, which were supportive of its corporate and investment banking.
↑	American Express, a financial services company that specializes in payment cards, rose with the market’s more positive view of the economy and abating fears of credit losses.
↑
Bank of America, a banking and financial services company, performed well as its acute interest rate headwinds abated with the U.S. Federal Reserve stopping its rate hikes. The company also continued to execute solidly and began to see increased value in its capital markets business due to accelerating deal and initial public offering (IPO) activity.

Top detractors from performance:
↓
Intel, a leading manufacturer of semiconductors, declined as it indicated that its 18A-based CPUs, which will be important for its near-term profitability, would ramp up only in 2026, and gave disappointing company guidance, leading to skepticism of its plan to regain technology leadership.

↓
Charter Communications, which offers pay-TV, broadband and telephone services, saw worse than expected additional broadband subscribers despite strong rural expansion. Limited visibility on how the end of government funding for the Affordable Connectivity Program would affect its over 5 million subscribers and the attrition level for that base also weighed on sentiment.

↓
CVS Health, a health solutions company, was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	21.70	10.71	9.04
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
S&P 500 Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,053,701,743
Holdings Count | $ / shares	54	[8]
Advisory Fees Paid, Amount	$ 11,750,788
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,053,701,743
Total Number of Portfolio Holdings*	54
Total Management Fee Paid	$11,750,788
Portfolio Turnover Rate	22%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Fund had performance fee adjustments during the period which decreased the net expense ratio by 0.09%.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Value Fund
Class Name	Class IS
Trading Symbol	LMLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$49	0.44%
[9]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of ClearBridge Large Cap Value Fund returned 21.81%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 30.98% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	JPMorgan Chase, a financial services company, performed well on the improved economic outlook and rebounding capital markets, which were supportive of its corporate and investment banking.
↑	American Express, a financial services company that specializes in payment cards, rose with the market’s more positive view of the economy and abating fears of credit losses.
↑
Bank of America, a banking and financial services company, performed well as its acute interest rate headwinds abated with the U.S. Federal Reserve stopping its rate hikes. The company also continued to execute solidly and began to see increased value in its capital markets business due to accelerating deal and initial public offering (IPO) activity.

Top detractors from performance:
↓
Intel, a leading manufacturer of semiconductors, declined as it indicated that its 18A-based CPUs, which will be important for its near-term profitability, would ramp up only in 2026, and gave disappointing company guidance, leading to skepticism of its plan to regain technology leadership.

↓
Charter Communications, which offers pay-TV, broadband and telephone services, saw worse than expected additional broadband subscribers despite strong rural expansion. Limited visibility on how the end of government funding for the Affordable Connectivity Program would affect its over 5 million subscribers and the attrition level for that base also weighed on sentiment.

↓
CVS Health, a health solutions company, was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class IS	21.81	10.78	9.11
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
S&P 500 Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,053,701,743
Holdings Count | $ / shares	54	[10]
Advisory Fees Paid, Amount	$ 11,750,788
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,053,701,743
Total Number of Portfolio Holdings*	54
Total Management Fee Paid	$11,750,788
Portfolio Turnover Rate	22%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Fund had performance fee adjustments during the period which decreased the net expense ratio by 0.09%.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Value Fund
Class Name	Class 1
Trading Symbol	LCLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1	$57	0.51%
[11]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class 1 shares of ClearBridge Large Cap Value Fund returned 21.72%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 30.98% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	JPMorgan Chase, a financial services company, performed well on the improved economic outlook and rebounding capital markets, which were supportive of its corporate and investment banking.
↑	American Express, a financial services company that specializes in payment cards, rose with the market’s more positive view of the economy and abating fears of credit losses.
↑
Bank of America, a banking and financial services company, performed well as its acute interest rate headwinds abated with the U.S. Federal Reserve stopping its rate hikes. The company also continued to execute solidly and began to see increased value in its capital markets business due to accelerating deal and initial public offering (IPO) activity.

Top detractors from performance:
↓
Intel, a leading manufacturer of semiconductors, declined as it indicated that its 18A-based CPUs, which will be important for its near-term profitability, would ramp up only in 2026, and gave disappointing company guidance, leading to skepticism of its plan to regain technology leadership.

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Charter Communications, which offers pay-TV, broadband and telephone services, saw worse than expected additional broadband subscribers despite strong rural expansion. Limited visibility on how the end of government funding for the Affordable Connectivity Program would affect its over 5 million subscribers and the attrition level for that base also weighed on sentiment.

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CVS Health, a health solutions company, was weighed down by a prolonged uptick in the utilization of medical services by its Medicare Advantage clients, which has coincided with government pressure on payer reimbursements.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class 1	21.72	10.68	8.98
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
S&P 500 Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,053,701,743
Holdings Count | $ / shares	54	[12]
Advisory Fees Paid, Amount	$ 11,750,788
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,053,701,743
Total Number of Portfolio Holdings*	54
Total Management Fee Paid	$11,750,788
Portfolio Turnover Rate	22%
[12]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Fund had performance fee adjustments during the period which decreased the net expense ratio by 0.09%.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.